CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 17	$ 0	$ 0
Cost of sales (exclusive of items shown separately below)		(70)	0	0
Selling and marketing expenses		(163)	0	0
Amortization of intangible assets		(759)
Research and development expenses		(1,136)	(11,705)	(6,035)
General and administrative expenses		(3,011)	(2,968)	(3,549)
Operating loss		(5,122)	(14,673)	(9,584)
Financial income, net		108	93	248
Loss before taxes		(5,014)	(14,580)	(9,336)
Income tax expenses		(8)	(8)	(8)
Comprehensive loss		(5,022)	(14,588)	(9,344)
Comprehensive loss attributable to non-controlling interests		(184)
Comprehensive loss attributable to shareholders of the Company		$ (4,838)	$ (14,588)	$ (9,344)
Basic and diluted net loss per share basic		$ (7.47)	$ (105.52)	$ (122.94)
Basic and diluted net loss per share diluted		$ (7.47)	$ (105.52)	$ (122.94)
Weighted average number of Ordinary Share used in computing basic net loss per share	[1],[2]	647,973	138,254	76,005
Ordinary Share and prefunded warrants used in computing diluted net loss per share	[1],[2]	647,973	138,254	76,005

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).
[2]	All share amounts in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split (Note 1d)